TAXATION (Summary of Movement of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement of Valuation Allowance
Balance at beginning of the year	$ 6,948	$ 7,868
Current year addition	6,148	869
Current year reversal	(1,705)	(1,789)
Balance at end of the year	11,391	$ 6,948
Net operating losses	$ 169,724
PRC [Member]
Movement of Valuation Allowance
Net operating losses, expiration date	Jan. 01, 2018
Net operating losses, expiration period	5 years